Property and Equipment (Tables)	6 Months Ended
Jun. 30, 2013
Property and Equipment

Property and equipment of continuing operations at June 30, 2013 and December 31, 2012 is recorded at cost and summarized as follows (in thousands):

	June 30, 2013	December 31, 2012
Land and land improvements	$241,814	$241,292
Buildings	2,302,173	2,297,343
Furniture, fixtures and equipment	575,501	563,622
Construction-in-progress	21,262	27,534

	3,140,750	3,129,791
Accumulated depreciation	(1,036,775)	(980,792)

Property and equipment, net	$2,103,975	$2,148,999